Share-based compensation - Additional Information (Detail)		12 Months Ended
	Mar. 27, 2013 Tranche shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan | shares		3,000,000	2,000,000
Term of plan			10 years
Remaining shares left for issuance under this plan | shares		1,418,715	578,598
Share-based compensation expenses		$ 3,928,000	$ 7,701,000	$ 14,004,000
Total unrecognized compensation costs relating to unvested share-based compensation awards		$ 1,956,000	3,041,000
Expected to be recognized over a weighted average period		17 months
Granted, stock appreciation rights | shares				1,664,457
Share-based transaction fees capitalized to vessels		$ 4,753,000	3,662,000	$ 1,766,000
Transaction fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses incurred		9,506,000	7,323,000	3,532,000
Arrangement fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses incurred		8,627,000	4,520,000	6,631,000
Share-based arrangement fees capitalized to deferred financing fees		$ 4,314,000	2,260,000	2,666,000
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Total fair value of shares vested		$ 1,028,000	831,000	935,000
Total fair value of shares cancelled		$ 82,000	$ 0	$ 71,000
Granted, stock appreciation rights | shares		51,368	43,936	54,990
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Outstanding phantom share units vested and available for exchange | shares		547,001	560,334
Granted, stock appreciation rights | shares		100,000	70,000	95,000
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock appreciation rights | shares	1,664,457			1,664,457
Number of tranches | Tranche	3
Stock appreciation rights (SARs) [Member] | Common Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Retention ownership percentage	50.00%
Stock appreciation rights (SARs) [Member] | March 27, 2013 Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditions for exercise of tranches		If the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche
Retention requirement description		The common shares received on the exercise of SARs are subject to a retention requirement where the Participant is required to retain ownership of 50% of the net after tax number of shares until the later of March 22, 2018 or 120 days after the exercise date
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Granted, stock appreciation rights | shares		38,142	72,314
Retention requirement description		The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant.
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses		$ 600,000	$ 600,000	$ 600,000